Commitments and Contingencies Commitments and Contingencies (Details) BRL in Thousands, $ in Thousands	6 Months Ended	12 Months Ended			24 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2009 BRL
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation, due within one year		$ 3,616
Purchase obligation purchased during period		11,869
Brazilian Federal Indirect Tax Assessment [Member]
Loss Contingencies [Line Items]
Damages sought | BRL					BRL 270,000
Range of possible loss, portion not accrued		175,600
Thailand Customs Matter [Member]
Loss Contingencies [Line Items]
Range of possible loss, portion not accrued		26,000
Indirect Tax Liability [Member]
Loss Contingencies [Line Items]
Accrual, at carrying aalue		12,500	$ 20,750
Range of possible loss, portion not accrued		$ 229,700
Securities Action
Loss Contingencies [Line Items]
Loss in period	$ 17,500		17,245
FCPA
Loss Contingencies [Line Items]
Loss in period			$ 28,000	$ 16,750